TAXATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of income tax expense:
Current tax expense (credit)	$ 435	$ 2,212	$ (27)
Amortization of tax benefit arising on intra-group transfers of long-term assets	(3,488)	(3,487)	(3,487)
Total income tax credit	$ (3,053)	$ (1,114)	$ (3,404)
Statutory tax rate	0.00%	0.00%	0.00%
Income taxes at statutory rate	$ 0	$ 0	$ 0
Effect of deferred tax benefit on intra-group transfers of long-term assets	(3,488)	(3,487)	(3,487)
Effect of adjustments in respect of current tax in prior periods	(330)	1,411	(188)
Effect of taxable income in various countries	765	962	271
Deferred tax assets, gross and net	260	260
United Kingdom tax authority
Components of income tax expense:
Current tax expense (credit)	435	2,212	(27)
Deferred tax expense	$ 0	161	$ 110
Statutory tax rate	20.00%
Deferred tax assets, gross and net	$ 300	$ 300
Internal Revenue Service (IRS)
Components of income tax expense:
Minimum resident ownership percentage required for income tax exemption	50.00%